INCOME TAXES (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Income Tax Disclosure [Abstract]
Tax at federal statutory rate					$ (2,678,878)	$ (2,642,423)
State taxes, net of federal benefit					(554,273)	(546,730)
Permanent differences					27,070	18,782
Other					(9,137)	2,784
Total income tax expense (benefit)					(3,215,218)	(3,167,587)
Change in valuation allowance					3,215,218	3,167,587
Income tax provision					$ (0)	$ (0)